14 Property, plant and equipment (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Direct costs	$ 1,846,000	$ 1,533,500	$ 2,137,900
General Rodriguez transformer station [member]
Disclosure of detailed information about property, plant and equipment [line items]
Direct costs	$ 1,453,200